Acquisition of King's Gaming Promotion Limited (Details Textual) (USD $)	0 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended
	Sep. 12, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Nov. 10, 2010	Dec. 31, 2010
Business Acquisition [Line Items]
Business Acquisition Minimum Gross Profit Requirement								$ 6,150,000
Additional Incentive Shares Issued			[1]		[1]		[1]		[1]
Additional Gross Profit Target								2,000,000
Estimated contingent purchase price-Oriental VIP Room	48,007,120
Issue Of Common Stock Subject To Gross Profit Target								500,000
Kings Gaming [Member]
Business Acquisition [Line Items]
Profit Interest Purchase Agreement Initiation Date										Nov. 01, 2010
Acquire Right Percentage Of Profit Interest										100.00%
Payments to Acquire Businesses, Gross		9,000,000		9,000,000						9,000,000
Business Acquisition Working Capital		27,000,000
Business Acquisition Installment Payment		9,000,000									9,000,000
Business Acquisition Minimum Gross Profit Requirement		6,150,000
Additional Incentive Shares Issued		10,000
Additional Gross Profit Target		1,000,000
Estimated contingent purchase price-Oriental VIP Room										75,973,890
Business Acquisition Common Stock Shares Issued		0	[2]	0	[2]	520,000	[3]			1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share										$ 10.74
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration						14,612,297				50,863,890	50,857,564
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares											1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned										16,110,000
Maximum [Member] | Kings Gaming [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		36,000,000
Minimum [Member] | Kings Gaming [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross										$ 9,000,000

[1]	For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.
[2]	King's Gaming did not meet its Gross Profit Target for the year ended December 2012 or 2013, and therefore no shares for achieving those performance targets were issued.
[3]	The Company issued 520,000 ordinary shares in 2012 relating to King’s Gaming achieving its Gross Profit Target for the year ended December 31, 2011.